Performance Management	Dec. 30, 2025
TCW Senior Loan ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Floating Rate Income Fund (the “Predecessor Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index. Effective November 18, 2024, the Bloomberg U.S. Universal Index was included as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. Had the Predecessor Floating Rate Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW MetWest Floating Rate Income Fund (the “Predecessor Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	7.04%
Worst Quarter	(March 31, 2020)	(8.76)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	9.09%	4.97%	4.40%
Return After Taxes on Distributions	5.37%	2.51%	2.31%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	2.72%	2.43%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)(1)	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)(2)	8.95%	5.86%	5.15%

(1)	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through October 31, 2025 was 1.07%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Corporate Bond Fund (the “Predecessor Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index. Had the Predecessor Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW MetWest Corporate Bond Fund (the “Predecessor Fund”) was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(December 31, 2023)	8.78%
Worst Quarter	(March 31, 2022)	(7.56)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (6/29/2018)
Return Before Taxes	2.19%	0.65%	3.11%
Return After Taxes on Distributions	0.58%	(0.94)%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	(0.15)%	1.59%
Bloomberg U.S. Aggregate Bond Index(1)	1.25%	(0.33)%	1.30%
Bloomberg U.S. Corporate Bond Index(2)	2.13%	0.30%	2.48%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through the end of the most recent quarter (October 31, 2025) was 2.93%.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383